Cover	May 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2024
Entity File Number	333-257323
Entity Registrant Name	Specificity, Inc.
Entity Central Index Key	0001840102
Entity Tax Identification Number	85-4017786
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	410 S. Ware Blvd.
Entity Address, Address Line Two	Suite 508
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33619
City Area Code	(813) 364-4744
Local Phone Number	(Address of principal executive offices)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SPTY
Entity Emerging Growth Company	false